Results for the year - Employee costs - Remuneration to executive management and board of directors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Total	kr 352	kr 280	kr 294
Executive Management
Disclosure of transactions between related parties [line items]
Salary and short-term incentive	173	141	126
Pension	17	13	12
Benefits	19	9	10
Long-term incentive	121	97	100
Severance payments	0	0	29
Total	330	260	277
Board of Directors
Disclosure of transactions between related parties [line items]
Total	22	20	17
Registered Executive Management
Disclosure of transactions between related parties [line items]
Total	kr 195	kr 175	kr 202